CASH AND CASH EQUIVALENTS - Market Risks Changes (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Strengthening of the Rand against the US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increased/(decreased) equity and profit/(loss)	R (7.0)	R (5.5)
Weakening of the Rand against the US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increased/(decreased) equity and profit/(loss)	R 7.0	R 5.5